THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Automobile Components — 0.7%
129,059	BorgWarner, Inc.	$4,116,982
	Automobiles — 1.6%
184,728	General Motors Co.	9,136,647
	Banks — 3.7%
99,957	Bank of America Corp.	4,628,009
48,512	Citigroup, Inc.	3,950,332
323,123	Regions Financial Corp.	7,961,751
67,757	Wells Fargo & Co.	5,339,252
		21,879,344
	Beverages — 1.0%
102,379	Molson Coors Beverage Co. Class B	5,605,250
	Biotechnology — 4.8%
35,558	Biogen, Inc.[1]	5,117,863
64,929	Gilead Sciences, Inc.	6,311,099
67,640	Halozyme Therapeutics, Inc.[1]	3,831,130
4,126	Regeneron Pharmaceuticals, Inc.[1]	2,776,715
30,074	United Therapeutics Corp.[1]	10,561,087
		28,597,894
	Broadline Retail — 1.9%
169,347	eBay, Inc.	11,427,536
	Building Products — 1.4%
44,613	Owens Corning	8,233,329
	Capital Markets — 4.2%
128,218	Bank of New York Mellon Corp.	11,017,773
44,203	CME Group, Inc.	10,454,893
21,018	Intercontinental Exchange, Inc.	3,359,307
		24,831,973
	Chemicals — 0.7%
106,183	Axalta Coating Systems Ltd.[1]	3,816,217
	Communications Equipment — 4.1%
35,108	Arista Networks, Inc.[1]	4,045,495
166,296	Cisco Systems, Inc.	10,077,537
34,038	F5, Inc.[1]	10,118,136
		24,241,168
	Construction Materials — 1.6%
94,033	CRH PLC	9,312,088
	Consumer Staples Distribution & Retail — 0.8%
71,752	Kroger Co.	4,422,793
	Electric Utilities — 0.8%
118,997	Exelon Corp.	4,759,880
	Electrical Equipment — 0.8%
27,055	AMETEK, Inc.	4,993,271
	Electronic Equipment, Instruments & Components — 0.7%
29,022	TE Connectivity PLC	4,294,385
	Energy Equipment & Services — 1.9%
239,217	Baker Hughes Co.	11,047,041
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 3.7%
29,026	Corpay, Inc.[1]	$11,044,103
121,043	PayPal Holdings, Inc.[1]	10,721,989
		21,766,092
	Food Products — 1.7%
113,352	General Mills, Inc.	6,816,989
115,858	Kraft Heinz Co.	3,457,203
		10,274,192
	Ground Transportation — 0.7%
123,374	CSX Corp.	4,055,303
	Health Care Equipment & Supplies — 1.1%
72,924	Medtronic PLC	6,622,958
	Health Care Providers & Services — 3.8%
23,396	Cencora, Inc.	5,947,497
126,428	Centene Corp.[1]	8,095,185
21,492	Elevance Health, Inc.	8,504,384
		22,547,066
	Hotels, Restaurants & Leisure — 2.1%
232,659	Aramark	9,052,762
19,374	Expedia Group, Inc.[1]	3,311,985
		12,364,747
	Household Durables — 1.2%
52,090	Toll Brothers, Inc.	7,074,343
	Household Products — 0.5%
23,645	Kimberly-Clark Corp.	3,073,141
	Insurance — 1.6%
19,595	Marsh & McLennan Cos., Inc.	4,249,764
67,582	Unum Group	5,153,127
		9,402,891
	Interactive Media & Services — 3.0%
56,207	Alphabet, Inc. Class A	11,467,352
9,432	Meta Platforms, Inc. Class A	6,500,346
		17,967,698
	IT Services — 5.5%
48,160	Amdocs Ltd.	4,247,230
117,231	Cognizant Technology Solutions Corp. Class A	9,684,453
42,267	Okta, Inc.[1]	3,982,397
99,871	Twilio, Inc. Class A1	14,639,091
		32,553,171
	Life Sciences Tools & Services — 0.6%
24,740	Agilent Technologies, Inc.	3,748,605
	Machinery — 2.3%
50,339	Allison Transmission Holdings, Inc.	5,916,846
21,500	Snap-on, Inc.	7,635,725
		13,552,571
	Marine Transportation — 0.5%
27,966	Kirby Corp.[1]	3,052,489
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 4.3%
269,668	Comcast Corp. Class A	$9,077,025
202,204	Fox Corp. Class A	10,348,800
66,701	Omnicom Group, Inc.	5,788,980
		25,214,805
	Multi-Utilities — 1.0%
47,837	DTE Energy Co.	5,734,700
	Oil, Gas & Consumable Fuels — 2.7%
27,678	Exxon Mobil Corp.	2,956,841
113,492	Occidental Petroleum Corp.	5,294,402
181,628	Ovintiv, Inc.	7,668,334
		15,919,577
	Pharmaceuticals — 2.2%
95,079	Bristol-Myers Squibb Co.	5,604,907
47,980	Johnson & Johnson	7,300,157
		12,905,064
	Professional Services — 1.3%
96,654	SS&C Technologies Holdings, Inc.	7,824,141
	Real Estate Management & Development — 1.1%
44,298	CBRE Group, Inc. Class A1	6,411,693
	Retail REITs — 1.0%
35,205	Simon Property Group, Inc.	6,120,741
	Semiconductors & Semiconductor Equipment — 8.9%
55,915	Applied Materials, Inc.	10,084,270
63,375	Cirrus Logic, Inc.[1]	6,365,385
303,739	Intel Corp.	5,901,649
92,223	Lam Research Corp.	7,474,674
82,928	ON Semiconductor Corp.[1]	4,340,452
39,550	Onto Innovation, Inc.[1]	8,098,258
41,411	QUALCOMM, Inc.	7,161,204
32,804	Skyworks Solutions, Inc.	2,911,683
		52,337,575
	Software — 8.3%
97,927	DocuSign, Inc.[1]	9,472,479
350,337	Dropbox, Inc. Class A1	11,263,335
138,650	Dynatrace, Inc.[1]	8,007,037
29,995	Salesforce, Inc.	10,249,291
111,871	Zoom Communications, Inc.[1]	9,726,065
		48,718,207
	Specialized REITs — 1.5%
6,404	Equinix, Inc.	5,851,079
24,060	Lamar Advertising Co. Class A	3,041,665
		8,892,744
	Specialty Retail — 4.8%
24,819	Abercrombie & Fitch Co. Class A1	2,962,892
20,854	Dick’s Sporting Goods, Inc.	5,006,003
60,468	Ross Stores, Inc.	9,104,062
89,185	TJX Cos., Inc.	11,129,396
		28,202,353
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 3.8%
450,294	Hewlett Packard Enterprise Co.	$9,541,730
150,675	HP, Inc.	4,896,937
64,090	NetApp, Inc.	7,825,389
		22,264,056
	TOTAL COMMON STOCKS (Cost $436,455,229)	589,316,721
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$1,358,887	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $1,359,041, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $1,380,200, coupon rate of 4.250%, due 12/31/26, market value of $1,386,107)	1,358,887
	TOTAL REPURCHASE AGREEMENT (Cost $1,358,887)	1,358,887
TOTAL INVESTMENTS (Cost $437,814,116)	100.1%	$590,675,608
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(373,216)
NET ASSETS	100.0%	$590,302,392

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Beverages — 0.6%
142,869	Coca-Cola Co.	$9,069,324
	Biotechnology — 5.0%
508,688	Incyte Corp.[1]	37,724,302
132,139	Neurocrine Biosciences, Inc.[1]	20,061,343
19,899	Regeneron Pharmaceuticals, Inc.[1]	13,391,629
		71,177,274
	Broadline Retail — 3.4%
96,953	Amazon.com, Inc.[1]	23,043,789
383,065	eBay, Inc.	25,849,226
		48,893,015
	Building Products — 2.3%
88,611	Trane Technologies PLC	32,143,640
	Chemicals — 1.0%
410,598	Axalta Coating Systems Ltd.[1]	14,756,892
	Communications Equipment — 2.7%
334,458	Arista Networks, Inc.[1]	38,539,595
	Consumer Staples Distribution & Retail — 0.5%
102,275	Sysco Corp.	7,457,893
	Electronic Equipment, Instruments & Components — 5.1%
444,423	Amphenol Corp. Class A	31,456,260
252,858	Jabil, Inc.	41,066,668
		72,522,928
	Entertainment — 4.4%
43,944	Netflix, Inc.[1]	42,922,742
36,375	Spotify Technology SA1	19,953,506
		62,876,248
	Financial Services — 5.2%
113,303	Fiserv, Inc.[1]	24,477,980
13,622	Mastercard, Inc. Class A	7,566,068
163,777	PayPal Holdings, Inc.[1]	14,507,367
80,733	Visa, Inc. Class A	27,594,539
		74,145,954
	Health Care Providers & Services — 2.2%
121,809	Cencora, Inc.	30,965,066
	Health Care Technology — 0.6%
138,359	Doximity, Inc. Class A1	8,177,017
	Hotels, Restaurants & Leisure — 1.7%
2,942	Booking Holdings, Inc.	13,937,902
59,734	Expedia Group, Inc.[1]	10,211,527
		24,149,429
	Household Durables — 0.5%
22,065	TopBuild Corp.[1]	7,561,234
	Household Products — 1.1%
57,879	Kimberly-Clark Corp.	7,522,534
48,003	Procter & Gamble Co.	7,968,018
		15,490,552
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 0.8%
52,586	Marsh & McLennan Cos., Inc.	$11,404,852
	Interactive Media & Services — 8.3%
213,235	Alphabet, Inc. Class A	43,504,205
62,040	Meta Platforms, Inc. Class A	42,756,727
968,585	Pinterest, Inc. Class A1	31,924,561
		118,185,493
	IT Services — 5.2%
329,515	Okta, Inc.[1]	31,046,903
288,825	Twilio, Inc. Class A1	42,335,969
		73,382,872
	Life Sciences Tools & Services — 2.2%
92,446	IQVIA Holdings, Inc.[1]	18,614,927
35,615	Medpace Holdings, Inc.[1]	12,434,977
		31,049,904
	Machinery — 0.5%
19,323	Caterpillar, Inc.	7,177,335
	Oil, Gas & Consumable Fuels — 1.5%
144,118	ONEOK, Inc.	14,003,946
529,750	Permian Resources Corp.	7,760,838
		21,764,784
	Professional Services — 0.6%
56,065	Paychex, Inc.	8,279,118
	Semiconductors & Semiconductor Equipment — 11.7%
181,302	Applied Materials, Inc.	32,697,816
18,538	KLA Corp.	13,685,493
405,040	Lam Research Corp.	32,828,492
24,121	Monolithic Power Systems, Inc.	15,374,002
282,404	NVIDIA Corp.	33,908,248
36,026	Onto Innovation, Inc.[1]	7,376,684
176,928	QUALCOMM, Inc.	30,596,159
		166,466,894
	Software — 19.3%
65,945	Datadog, Inc. Class A1	9,411,011
435,288	DocuSign, Inc.[1]	42,105,408
492,579	Dynatrace, Inc.[1]	28,446,437
371,513	Fortinet, Inc.[1]	37,478,231
90,705	Microsoft Corp.	37,648,017
64,506	Palo Alto Networks, Inc.[1]	11,896,197
121,294	Salesforce, Inc.	41,446,160
35,735	ServiceNow, Inc.[1]	36,391,809
1,009,034	UiPath, Inc. Class A1	14,348,464
55,218	Workday, Inc. Class A1	14,470,429
		273,642,163
	Specialty Retail — 9.0%
61,289	Dick’s Sporting Goods, Inc.	14,712,424
221,697	Ross Stores, Inc.	33,378,700
248,452	TJX Cos., Inc.	31,004,325
17,027	Ulta Beauty, Inc.[1]	7,017,678
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
196,585	Williams-Sonoma, Inc.	$41,552,172
		127,665,299
	Technology Hardware, Storage & Peripherals — 3.9%
80,934	Apple, Inc.	19,100,424
245,849	NetApp, Inc.	30,018,163
87,824	Pure Storage, Inc. Class A1,2	5,953,589
		55,072,176
	Textiles, Apparel & Luxury Goods — 0.4%
33,618	Deckers Outdoor Corp.[1]	5,962,488
	TOTAL COMMON STOCKS (Cost $927,227,476)	1,417,979,439
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$6,461,628	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $6,462,360, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $6,562,900, coupon rate of 4.250%, due 12/31/26, market value of $6,590,914)	6,461,628
	TOTAL REPURCHASE AGREEMENT (Cost $6,461,628)	6,461,628
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
6,975	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%[3]	6,975
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,975)	6,975
TOTAL INVESTMENTS (Cost $933,696,079)	100.2%	$1,424,448,042
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(2,891,671)
NET ASSETS	100.0%	$1,421,556,371

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Automobile Components — 0.9%
620	BorgWarner, Inc.	$19,778
	Automobiles — 0.2%
530	Ford Motor Co.	5,342
	Banks — 7.6%
1,201	Bank of America Corp.	55,606
330	Citigroup, Inc.	26,872
512	Columbia Banking System, Inc.	14,285
156	Comerica, Inc.	10,502
108	East West Bancorp, Inc.	11,121
1,828	Regions Financial Corp.	45,042
		163,428
	Beverages — 0.8%
316	Molson Coors Beverage Co. Class B	17,301
	Biotechnology — 3.5%
150	Biogen, Inc.[1]	21,590
117	Gilead Sciences, Inc.	11,372
117	United Therapeutics Corp.[1]	41,087
		74,049
	Broadline Retail — 2.2%
691	eBay, Inc.	46,629
	Building Products — 2.7%
136	Masco Corp.	10,782
256	Owens Corning	47,245
		58,027
	Capital Markets — 4.8%
204	CME Group, Inc.	48,250
203	Intercontinental Exchange, Inc.	32,445
477	Janus Henderson Group PLC	21,432
		102,127
	Chemicals — 2.0%
553	DuPont de Nemours, Inc.	42,470
	Communications Equipment — 0.6%
206	Cisco Systems, Inc.	12,484
	Construction & Engineering — 0.7%
34	EMCOR Group, Inc.	15,234
	Construction Materials — 2.2%
476	CRH PLC	47,138
	Consumer Finance — 1.3%
64	Capital One Financial Corp.	13,037
200	Synchrony Financial	13,796
		26,833
	Consumer Staples Distribution & Retail — 1.4%
477	Kroger Co.	29,402
	Electric Utilities — 3.3%
275	Evergy, Inc.	17,647
170	Eversource Energy	9,805
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
1,101	Exelon Corp.	$44,040
		71,492
	Energy Equipment & Services — 2.6%
1,194	Baker Hughes Co.	55,139
	Financial Services — 4.3%
341	Corebridge Financial, Inc.	11,512
752	MGIC Investment Corp.	19,206
530	PayPal Holdings, Inc.[1]	46,948
1,465	Western Union Co.	15,119
		92,785
	Food Products — 2.9%
258	Archer-Daniels-Midland Co.	13,217
131	Bunge Global SA	9,973
419	General Mills, Inc.	25,199
488	Kraft Heinz Co.	14,562
		62,951
	Health Care Equipment & Supplies — 2.1%
381	Medtronic PLC	34,602
57	Teleflex, Inc.	10,274
		44,876
	Health Care Providers & Services — 5.6%
91	Cardinal Health, Inc.	11,253
737	Centene Corp.[1]	47,190
106	Cigna Group	31,186
63	Molina Healthcare, Inc.[1]	19,556
58	Universal Health Services, Inc. Class B	10,937
		120,122
	Hotel & Resort REITs — 0.7%
837	Host Hotels & Resorts, Inc.	13,986
	Hotels, Restaurants & Leisure — 0.6%
133	Wyndham Hotels & Resorts, Inc.	13,968
	Household Durables — 1.4%
225	Toll Brothers, Inc.	30,557
	Household Products — 1.3%
222	Kimberly-Clark Corp.	28,853
	Independent Power & Renewable Electricity Producer — 0.3%
535	AES Corp.	5,885
	Insurance — 4.1%
177	Fidelity National Financial, Inc.	10,296
114	Globe Life, Inc.	13,918
95	Hartford Financial Services Group, Inc.	10,597
341	Lincoln National Corp.	11,990
305	Old Republic International Corp.	11,157
391	Unum Group	29,814
		87,772
	IT Services — 1.6%
144	Amdocs Ltd.	12,699
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
264	Cognizant Technology Solutions Corp. Class A	$21,809
		34,508
	Machinery — 6.0%
137	Caterpillar, Inc.	50,887
465	Fortive Corp.	37,819
92	PACCAR, Inc.	10,201
81	Snap-on, Inc.	28,767
		127,674
	Marine Transportation — 1.0%
196	Kirby Corp.[1]	21,393
	Media — 3.2%
1,039	Comcast Corp. Class A	34,973
659	Fox Corp. Class A	33,727
		68,700
	Oil, Gas & Consumable Fuels — 6.3%
252	EOG Resources, Inc.	31,699
191	Exxon Mobil Corp.	20,404
524	HF Sinclair Corp.	18,906
503	Ovintiv, Inc.	21,237
320	Valero Energy Corp.	42,560
		134,806
	Pharmaceuticals — 5.8%
823	Bristol-Myers Squibb Co.	48,516
130	Johnson & Johnson	19,779
1,288	Pfizer, Inc.	34,158
667	Royalty Pharma PLC Class A	21,064
		123,517
	Professional Services — 2.2%
175	KBR, Inc.	9,524
141	Leidos Holdings, Inc.	20,026
205	SS&C Technologies Holdings, Inc.	16,595
		46,145
	Real Estate Management & Development — 1.0%
145	CBRE Group, Inc. Class A1	20,987
	Retail REITs — 1.5%
576	Realty Income Corp.	31,473
	Semiconductors & Semiconductor Equipment — 1.9%
68	Applied Materials, Inc.	12,264
990	Intel Corp.	19,236
53	QUALCOMM, Inc.	9,165
		40,665
	Software — 2.3%
558	Zoom Communications, Inc.[1]	48,513
	Specialized REITs — 2.4%
21	Equinix, Inc.	19,187
1,058	VICI Properties, Inc.	31,497
		50,684
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 1.8%
106	Dick’s Sporting Goods, Inc.	$25,445
66	Williams-Sonoma, Inc.	13,951
		39,396
	Technology Hardware, Storage & Peripherals — 2.2%
2,207	Hewlett Packard Enterprise Co.	46,766
	TOTAL COMMON STOCKS (Cost $1,769,633)	2,123,855
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$18,111	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $18,113, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $18,400, coupon rate of 4.250%, due 12/31/26, market value of $18,484)	18,111
	TOTAL REPURCHASE AGREEMENT (Cost $18,111)	18,111
TOTAL INVESTMENTS (Cost $1,787,744)	100.2%	$2,141,966
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(3,603)
NET ASSETS	100.0%	$2,138,363

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Air Freight & Logistics — 0.8%
394	Hub Group, Inc. Class A	$17,576
	Automobile Components — 0.7%
3,017	American Axle & Manufacturing Holdings, Inc.[1]	15,779
	Banks — 10.4%
620	Amalgamated Financial Corp.	21,663
261	Bancorp, Inc.[1]	15,937
632	Civista Bancshares, Inc.	13,942
1,065	CrossFirst Bankshares, Inc.[1]	17,296
319	Enterprise Financial Services Corp.	19,089
866	First BanCorp	17,978
794	Hanmi Financial Corp.	19,072
748	Midland States Bancorp, Inc.	14,406
478	OFG Bancorp	20,415
284	Peapack-Gladstone Financial Corp.	8,989
1,144	Provident Financial Services, Inc.	21,244
534	Renasant Corp.	20,762
206	UMB Financial Corp.	24,287
		235,080
	Biotechnology — 6.9%
2,672	ACELYRIN, Inc.[1]	5,264
1,499	CareDx, Inc.[1]	34,927
447	Catalyst Pharmaceuticals, Inc.[1]	10,084
3,480	Editas Medicine, Inc.[1,2]	4,559
2,180	iTeos Therapeutics, Inc.[1]	16,437
1,028	Prothena Corp. PLC[1,2]	14,628
4,442	Relay Therapeutics, Inc.[1]	19,856
1,505	Sage Therapeutics, Inc.[1]	10,911
3,629	Sutro Biopharma, Inc.[1]	6,968
2,946	Verve Therapeutics, Inc.[1,2]	22,419
5,472	Zentalis Pharmaceuticals, Inc.[1]	9,521
		155,574
	Building Products — 1.5%
248	Apogee Enterprises, Inc.	12,653
924	Resideo Technologies, Inc.[1]	20,808
		33,461
	Capital Markets — 0.7%
1,616	WisdomTree, Inc.	15,821
	Chemicals — 1.1%
515	Koppers Holdings, Inc.	15,326
118	Minerals Technologies, Inc.	9,050
		24,376
	Commercial Services & Supplies — 3.2%
322	ABM Industries, Inc.	17,182
3,260	ACCO Brands Corp.	17,148
123	Brady Corp. Class A	9,162
679	OPENLANE, Inc.[1]	13,791
1,378	Steelcase, Inc. Class A	15,819
		73,102
	Communications Equipment — 1.0%
718	Digi International, Inc.[1]	22,438
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 2.3%
246	Sterling Infrastructure, Inc.[1]	$35,035
684	Tutor Perini Corp.[1]	16,478
		51,513
	Consumer Finance — 2.1%
1,789	EZCORP, Inc. Class A1	21,486
864	Green Dot Corp. Class A1	7,664
415	PROG Holdings, Inc.	17,741
		46,891
	Diversified Consumer Services — 2.1%
312	Adtalem Global Education, Inc.[1]	33,424
243	Frontdoor, Inc.[1]	14,551
		47,975
	Diversified REITs — 0.4%
291	Essential Properties Realty Trust, Inc.	9,341
	Electrical Equipment — 0.8%
179	EnerSys	17,376
	Electronic Equipment, Instruments & Components — 3.1%
494	Benchmark Electronics, Inc.	21,074
191	Itron, Inc.[1]	20,506
1,146	Mirion Technologies, Inc.[1]	18,153
125	Sanmina Corp.[1]	10,466
		70,199
	Energy Equipment & Services — 3.0%
516	Helmerich & Payne, Inc.	16,301
1,230	Innovex International, Inc.[1,2]	19,163
1,117	Liberty Energy, Inc.[2]	20,452
491	Oceaneering International, Inc.[1]	12,201
		68,117
	Financial Services — 2.7%
275	Banco Latinoamericano de Comercio Exterior SA	10,390
462	NMI Holdings, Inc.[1]	17,843
1,817	Payoneer Global, Inc.[1]	19,260
1	Paysafe Ltd.[1,2]	19
1,383	StoneCo Ltd. Class A1,2	12,682
		60,194
	Food Products — 0.7%
1,102	Dole PLC	15,009
	Gas Utilities — 0.6%
344	Northwest Natural Holding Co.	13,733
	Health Care Equipment & Supplies — 5.2%
835	Avanos Medical, Inc.[1]	14,379
647	Integra LifeSciences Holdings Corp.[1]	16,887
371	LivaNova PLC[1]	18,531
4,085	OraSure Technologies, Inc.[1]	16,422
674	Orthofix Medical, Inc.[1]	12,354
564	STAAR Surgical Co.[1]	13,643
1,418	Tactile Systems Technology, Inc.[1]	24,829
		117,045
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 1.4%
2,239	Accolade, Inc.[1]	$15,427
1,132	Owens & Minor, Inc.[1]	16,119
		31,546
	Health Care Technology — 0.9%
1,700	Health Catalyst, Inc.[1]	9,571
300	HealthStream, Inc.	9,795
		19,366
	Hotel & Resort REITs — 3.2%
2,171	DiamondRock Hospitality Co.	19,061
1,774	RLJ Lodging Trust	17,297
1,737	Sunstone Hotel Investors, Inc.	19,680
1,108	Xenia Hotels & Resorts, Inc.	16,576
		72,614
	Household Durables — 1.9%
415	La-Z-Boy, Inc.	19,588
629	Tri Pointe Homes, Inc.[1]	23,185
		42,773
	Household Products — 1.0%
435	Central Garden & Pet Co. Class A1	13,568
270	Energizer Holdings, Inc.	9,177
		22,745
	Industrial REITs — 0.7%
61	EastGroup Properties, Inc.	10,347
181	STAG Industrial, Inc.	6,186
		16,533
	Insurance — 2.0%
1,173	Hamilton Insurance Group Ltd. Class B1	22,439
192	HCI Group, Inc.[2]	23,411
		45,850
	Interactive Media & Services — 2.3%
650	Cargurus, Inc.[1]	25,480
2,289	Vimeo, Inc.[1]	15,359
254	Yelp, Inc.[1]	10,145
		50,984
	IT Services — 1.0%
710	Hackett Group, Inc.	21,925
	Life Sciences Tools & Services — 1.3%
3,448	Cytek Biosciences, Inc.[1]	17,757
1,264	Quanterix Corp.[1,2]	11,616
		29,373
	Machinery — 2.4%
966	Mueller Water Products, Inc. Class A	22,218
150	Tennant Co.	12,828
392	Terex Corp.	18,851
		53,897
	Metals & Mining — 2.3%
420	Commercial Metals Co.	20,366
1,583	Constellium SE1	15,719
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
469	Olympic Steel, Inc.	$16,166
		52,251
	Multi-Utilities — 1.6%
436	Avista Corp.	15,966
153	Black Hills Corp.	8,986
212	Northwestern Energy Group, Inc.	11,429
		36,381
	Oil, Gas & Consumable Fuels — 4.0%
428	Ardmore Shipping Corp.	5,081
2,545	Berry Corp.	11,096
958	Excelerate Energy, Inc. Class A	28,616
94	Scorpio Tankers, Inc.	4,476
572	Teekay Tankers Ltd. Class A	23,978
601	World Kinect Corp.	16,990
		90,237
	Paper & Forest Products — 0.7%
208	Sylvamo Corp.	16,661
	Pharmaceuticals — 3.8%
371	Amphastar Pharmaceuticals, Inc.[1]	12,937
513	Collegium Pharmaceutical, Inc.[1]	16,477
1,325	Pacira BioSciences, Inc.[1]	34,887
526	Supernus Pharmaceuticals, Inc.[1]	20,183
		84,484
	Professional Services — 0.9%
490	Kelly Services, Inc. Class A	6,899
202	Korn Ferry	14,288
		21,187
	Real Estate Management & Development — 0.9%
1,399	Cushman & Wakefield PLC[1]	19,292
	Retail REITs — 0.6%
649	Urban Edge Properties	13,201
	Semiconductors & Semiconductor Equipment — 1.1%
704	Penguin Solutions, Inc.[1]	14,277
450	Veeco Instruments, Inc.[1]	11,421
		25,698
	Software — 6.6%
1,201	A10 Networks, Inc.	23,552
319	BlackLine, Inc.[1]	20,368
159	InterDigital, Inc.[2]	29,094
692	LiveRamp Holdings, Inc.[1]	23,528
1,162	SolarWinds Corp.	17,291
659	Verint Systems, Inc.[1]	16,725
2,659	Yext, Inc.[1]	17,496
		148,054
	Specialized REITs — 0.9%
1,136	Outfront Media, Inc.	20,902
	Specialty Retail — 3.4%
222	Abercrombie & Fitch Co. Class A1	26,502
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
384	Academy Sports & Outdoors, Inc.[2]	$20,087
513	Shoe Carnival, Inc.	13,882
300	Urban Outfitters, Inc.[1]	16,626
		77,097
	Textiles, Apparel & Luxury Goods — 1.6%
601	G-III Apparel Group Ltd.[1]	18,763
400	Steven Madden Ltd.	16,420
		35,183
	Trading Companies & Distributors — 3.7%
1,476	DNOW, Inc.[1]	21,963
164	GMS, Inc.[1]	13,832
1,500	Hudson Technologies, Inc.[1]	8,700
1,291	MRC Global, Inc.[1]	18,952
322	Rush Enterprises, Inc. Class A	19,561
		83,008
	TOTAL COMMON STOCKS (Cost $1,871,101)	2,241,842
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$18,147	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $18,149, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $18,500, coupon rate of 4.250%, due 12/31/26, market value of $18,649)	18,147
	TOTAL REPURCHASE AGREEMENT (Cost $18,147)	18,147
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
5,220	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%[3]	5,220
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,220)	5,220
TOTAL INVESTMENTS (Cost $1,894,468)	100.5%	$2,265,209
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(11,170)
NET ASSETS	100.0%	$2,254,039

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Japan — 22.4%
18,500	Asahi Kasei Corp.	$125,902
38,400	Astellas Pharma, Inc.	374,975
17,700	Brother Industries Ltd.	313,155
13,500	Daiichi Sankyo Co. Ltd.	372,285
3,500	Daito Trust Construction Co. Ltd.	375,399
42,600	ENEOS Holdings, Inc.[1]	216,193
20,662	Honda Motor Co. Ltd.	196,968
57,700	Idemitsu Kosan Co. Ltd.	387,655
22,300	Kyowa Kirin Co. Ltd.	333,576
26,500	Nitto Denko Corp.	472,949
11,800	Otsuka Corp.	266,517
3,900	SCREEN Holdings Co. Ltd.	274,719
9,100	Sekisui Chemical Co. Ltd.	151,320
11,300	Sekisui House Ltd.	261,052
27,000	Shionogi & Co. Ltd.	398,659
17,700	Sumitomo Corp.	383,912
6,800	Sumitomo Electric Industries Ltd.	127,696
16,300	TIS, Inc.	361,533
1,200	Tokyo Electron Ltd.	202,753
		5,597,218
	United Kingdom — 14.1%
13,500	Auto Trader Group PLC[2]	132,302
37,900	Barclays PLC	139,567
12,500	British American Tobacco PLC	495,495
157,000	Centrica PLC	277,397
72,600	CK Hutchison Holdings Ltd.	365,241
48,200	HSBC Holdings PLC	505,417
11,600	Imperial Brands PLC	391,357
41,000	Kingfisher PLC	125,158
646,900	Lloyds Banking Group PLC	500,023
3,200	Next PLC	394,863
25,600	Rolls-Royce Holdings PLC[3]	192,353
		3,519,173
	Canada — 11.3%
19,300	Barrick Gold Corp.	315,525
8,100	Canadian Imperial Bank of Commerce	510,238
3,400	CGI, Inc.	400,813
6,200	Gildan Activewear, Inc.	319,737
2,000	Imperial Oil Ltd.	133,031
8,600	Manulife Financial Corp.	257,169
14,000	MEG Energy Corp.	229,552
3,700	Sun Life Financial, Inc.	213,367
11,600	Suncor Energy, Inc.	435,235
		2,814,667
	France — 10.1%
4,400	Accor SA	227,133
2,000	BNP Paribas SA	136,356
11,800	Bouygues SA	374,952
5,100	Cie de Saint-Gobain SA	479,235
10,100	Cie Generale des Etablissements Michelin SCA	352,052
2,700	Eiffage SA	241,781
3,200	Ipsen SA	395,706
2,995	Publicis Groupe SA	319,867
		2,527,082
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — 8.7%
7,200	ABB Ltd.	$394,883
4,700	Holcim AG	474,464
4,400	Logitech International SA	441,957
4,200	Novartis AG	440,775
680	Zurich Insurance Group AG	413,488
		2,165,567
	Germany — 7.6%
25,600	Deutsche Bank AG	502,998
1,300	Deutsche Boerse AG	321,511
8,500	Fresenius Medical Care AG	423,612
1,550	Heidelberg Materials AG	219,408
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	433,550
		1,901,079
	Spain — 5.5%
1,400	Aena SME SA2	302,672
37,800	Banco Bilbao Vizcaya Argentaria SA	433,312
25,000	CaixaBank SA	151,875
23,076	Iberdrola SA	326,529
3,200	Industria de Diseno Textil SA	175,013
		1,389,401
	Australia — 5.2%
40,000	Brambles Ltd.	492,386
9,200	Computershare Ltd.	201,103
65,100	Dexus[1]	293,832
17,100	Northern Star Resources Ltd.	183,917
10,300	Suncorp Group Ltd.[1]	133,257
		1,304,495
	Netherlands — 3.5%
10,200	Koninklijke Ahold Delhaize NV	361,464
70,000	Koninklijke KPN NV	253,510
9,100	Koninklijke Philips NV3	251,868
		866,842
	United States — 3.1%
400	Roche Holding AG	125,611
2,400	Sanofi SA	259,931
12,000	Shell PLC	398,528
		784,070
	Italy — 2.1%
120,000	Intesa Sanpaolo SpA	521,978
	Denmark — 1.8%
2,400	Pandora AS	460,595
	Austria — 1.8%
7,200	Erste Group Bank AG1	443,974
	Singapore — 1.6%
53,000	Singapore Airlines Ltd.	248,035
5,800	United Overseas Bank Ltd.	160,087
		408,122
	TOTAL COMMON STOCKS (Cost $21,634,981)	24,704,263
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
PREFERRED STOCKS* — 1.8%
	Germany — 1.8%
5,100	Henkel AG & Co. KGaA	$445,586
	TOTAL PREFERRED STOCKS (Cost $397,447)	445,586
Face Amount
REPURCHASE AGREEMENT*—0.4%
$101,076	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $101,087, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $102,700, coupon rate of 4.250%, due 12/31/26, market value of $103,179)	101,076
	TOTAL REPURCHASE AGREEMENT (Cost $101,076)	101,076
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.0%
983,493	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%[4]	983,493
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $983,493)	983,493
TOTAL INVESTMENTS (Cost $23,116,997)	105.0%	$26,234,418
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(1,238,432)
NET ASSETS	100.0%	$24,995,986

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2025, these securities, which are not illiquid, amounted to $434,974 or 1.7% of net assets for the Fund.
[3]	Non income-producing security.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Automobiles — 1.5%
7,325	General Motors Co.	$362,295
	Banks — 4.2%
6,883	Bank of America Corp.	318,683
7,114	Citigroup, Inc.	579,293
1,719	Wells Fargo & Co.	135,457
		1,033,433
	Beverages — 0.5%
2,056	Molson Coors Beverage Co. Class B	112,566
	Biotechnology — 3.6%
1,765	Biogen, Inc.[1]	254,036
2,568	Gilead Sciences, Inc.	249,610
3,700	Incyte Corp.[1]	274,392
151	Regeneron Pharmaceuticals, Inc.[1]	101,620
		879,658
	Broadline Retail — 1.5%
5,566	eBay, Inc.	375,594
	Building Products — 2.5%
2,234	Owens Corning	412,285
560	Trane Technologies PLC	203,140
		615,425
	Capital Markets — 2.8%
1,536	Bank of New York Mellon Corp.	131,988
1,789	CME Group, Inc.	423,134
1,346	State Street Corp.	136,781
		691,903
	Chemicals — 0.8%
5,505	Axalta Coating Systems Ltd.[1]	197,850
	Communications Equipment — 3.6%
2,263	Arista Networks, Inc.[1]	260,765
7,341	Cisco Systems, Inc.	444,865
556	F5, Inc.[1]	165,277
		870,907
	Construction Materials — 1.8%
4,400	CRH PLC	435,732
	Consumer Staples Distribution & Retail — 1.0%
3,239	Sysco Corp.	236,188
	Electric Utilities — 0.9%
5,297	Exelon Corp.	211,880
	Electronic Equipment, Instruments & Components — 1.6%
2,669	TE Connectivity PLC	394,932
	Energy Equipment & Services — 2.1%
11,330	Baker Hughes Co.	523,219
	Financial Services — 4.1%
1,768	Fiserv, Inc.[1]	381,959
5,245	PayPal Holdings, Inc.[1]	464,602
427	Visa, Inc. Class A	145,948
		992,509
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 1.8%
7,501	General Mills, Inc.	$451,110
	Ground Transportation — 0.5%
3,443	CSX Corp.	113,171
	Health Care Equipment & Supplies — 2.1%
4,426	Medtronic PLC	401,969
1,137	Zimmer Biomet Holdings, Inc.	124,479
		526,448
	Health Care Providers & Services — 3.1%
1,352	Cencora, Inc.	343,692
2,044	Centene Corp.[1]	130,877
958	Cigna Group	281,853
		756,422
	Hotels, Restaurants & Leisure — 2.1%
9,433	Aramark	367,038
818	Expedia Group, Inc.[1]	139,837
		506,875
	Household Durables — 2.1%
3,747	Toll Brothers, Inc.	508,880
	Household Products — 0.8%
2,229	Colgate-Palmolive Co.	193,254
	Insurance — 2.4%
4,262	Aflac, Inc.	457,654
614	Marsh & McLennan Cos., Inc.	133,164
		590,818
	Interactive Media & Services — 4.7%
2,669	Alphabet, Inc. Class A	544,529
492	Meta Platforms, Inc. Class A	339,077
7,993	Pinterest, Inc. Class A1	263,449
		1,147,055
	IT Services — 4.1%
4,699	Cognizant Technology Solutions Corp. Class A	388,184
4,243	Twilio, Inc. Class A1	621,939
		1,010,123
	Life Sciences Tools & Services — 2.8%
2,173	Agilent Technologies, Inc.	329,253
11,092	Avantor, Inc.[1]	247,130
602	IQVIA Holdings, Inc.[1]	121,218
		697,601
	Machinery — 1.6%
1,991	PACCAR, Inc.	220,762
1,672	Pentair PLC	173,353
		394,115
	Marine Transportation — 1.0%
2,262	Kirby Corp.[1]	246,897
	Media — 3.0%
9,590	Comcast Corp. Class A	322,800
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
4,608	Omnicom Group, Inc.	$399,928
		722,728
	Multi-Utilities — 0.5%
982	DTE Energy Co.	117,722
	Oil, Gas & Consumable Fuels — 1.0%
5,127	Occidental Petroleum Corp.	239,175
	Pharmaceuticals — 1.3%
2,123	Bristol-Myers Squibb Co.	125,151
7,615	Pfizer, Inc.	201,950
		327,101
	Professional Services — 1.3%
2,283	Leidos Holdings, Inc.	324,255
	Real Estate Management & Development — 2.4%
4,003	CBRE Group, Inc. Class A1	579,394
	Retail REITs — 0.5%
689	Simon Property Group, Inc.	119,790
	Semiconductors & Semiconductor Equipment — 8.9%
2,222	Applied Materials, Inc.	400,738
2,865	Cirrus Logic, Inc.[1]	287,761
14,904	Intel Corp.	289,585
4,627	Lam Research Corp.	375,018
836	Onto Innovation, Inc.[1]	171,179
2,464	QUALCOMM, Inc.	426,099
1,567	Universal Display Corp.	234,925
		2,185,305
	Software — 9.4%
3,300	DocuSign, Inc.[1]	319,209
15,585	Dropbox, Inc. Class A1	501,058
7,189	Dynatrace, Inc.[1]	415,165
1,306	Palo Alto Networks, Inc.[1]	240,853
925	Salesforce, Inc.	316,072
5,882	Zoom Communications, Inc.[1]	511,381
		2,303,738
	Specialized REITs — 1.2%
320	Equinix, Inc.	292,371
	Specialty Retail — 5.4%
1,779	Abercrombie & Fitch Co. Class A1	212,377
2,559	Dick’s Sporting Goods, Inc.	614,288
3,963	TJX Cos., Inc.	494,543
		1,321,208
	Technology Hardware, Storage & Peripherals — 3.1%
21,385	Hewlett Packard Enterprise Co.	453,148
2,600	NetApp, Inc.	317,460
		770,608
	TOTAL COMMON STOCKS (Cost $19,088,728)	24,380,255
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.4%
$106,574	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $106,586, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $108,300, coupon rate of 4.250%, due 12/31/26, market value of $108,818)	$106,574
TOTAL REPURCHASE AGREEMENT (Cost $106,574)		106,574
TOTAL INVESTMENTS (Cost $19,195,302)	100.0%	$24,486,829
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(101)
NET ASSETS	100.0%	$24,486,728

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobile Components — 2.1%
14,615	BorgWarner, Inc.	$466,219
	Banks — 3.6%
7,211	Bank of America Corp.	333,869
4,300	Citigroup, Inc.	350,149
1,976	Comerica, Inc.	133,025
		817,043
	Beverages — 0.7%
2,892	Molson Coors Beverage Co. Class B	158,337
	Biotechnology — 4.6%
2,610	Biogen, Inc.[1]	375,657
4,793	Gilead Sciences, Inc.	465,880
552	United Therapeutics Corp.[1]	193,846
		1,035,383
	Broadline Retail — 3.0%
10,037	eBay, Inc.	677,297
	Building Products — 3.5%
903	Owens Corning	166,649
1,703	Trane Technologies PLC	617,763
		784,412
	Capital Markets — 3.1%
8,126	Bank of New York Mellon Corp.	698,267
	Communications Equipment — 3.4%
3,852	Arista Networks, Inc.[1]	443,866
5,146	Cisco Systems, Inc.	311,848
		755,714
	Construction Materials — 1.6%
3,600	CRH PLC	356,508
	Consumer Staples Distribution & Retail — 1.4%
1,925	Kroger Co.	118,657
1,378	Sysco Corp.	100,484
704	Target Corp.	97,088
		316,229
	Diversified Consumer Services — 0.5%
1,518	Service Corp. International	118,586
	Electric Utilities — 1.6%
1,604	Entergy Corp.	130,052
5,703	Exelon Corp.	228,120
		358,172
	Electronic Equipment, Instruments & Components — 2.4%
3,728	TD SYNNEX Corp.	531,277
	Energy Equipment & Services — 2.5%
12,351	Baker Hughes Co.	570,369
	Financial Services — 4.4%
4,071	Fidelity National Information Services, Inc.	331,664
580	Fiserv, Inc.[1]	125,303
771	Mastercard, Inc. Class A	428,237
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
1,222	PayPal Holdings, Inc.[1]	$108,245
		993,449
	Food Products — 1.5%
2,372	General Mills, Inc.	142,652
6,327	Kraft Heinz Co.	188,798
		331,450
	Health Care Equipment & Supplies — 2.3%
1,331	Boston Scientific Corp.[1]	136,241
4,147	Medtronic PLC	376,631
		512,872
	Health Care Providers & Services — 3.1%
486	Cencora, Inc.	123,546
5,986	Centene Corp.[1]	383,284
611	Cigna Group	179,762
		686,592
	Hotels, Restaurants & Leisure — 1.5%
5,069	Aramark	197,235
878	Expedia Group, Inc.[1]	150,094
		347,329
	Household Products — 0.8%
1,421	Kimberly-Clark Corp.	184,687
	Insurance — 2.1%
3,943	Unum Group	300,654
540	Willis Towers Watson PLC	177,965
		478,619
	Interactive Media & Services — 4.8%
830	Meta Platforms, Inc. Class A	572,020
15,067	Pinterest, Inc. Class A1	496,608
		1,068,628
	IT Services — 2.3%
3,475	Twilio, Inc. Class A1	509,366
	Life Sciences Tools & Services — 1.2%
740	Bio-Rad Laboratories, Inc. Class A1	267,051
	Machinery — 0.5%
1,099	Pentair PLC	113,944
	Marine Transportation — 0.5%
1,045	Kirby Corp.[1]	114,062
	Media — 2.7%
7,370	Comcast Corp. Class A	248,074
4,063	Omnicom Group, Inc.	352,628
		600,702
	Metals & Mining — 0.4%
2,744	Freeport-McMoRan, Inc.	98,372
	Multi-Utilities — 0.2%
1,474	NiSource, Inc.	54,980
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 2.5%
2,509	Exxon Mobil Corp.	$268,036
6,480	Occidental Petroleum Corp.	302,292
		570,328
	Pharmaceuticals — 1.5%
3,882	Bristol-Myers Squibb Co.	228,844
1,072	Merck & Co., Inc.	105,935
		334,779
	Professional Services — 2.1%
9,825	Genpact Ltd.	478,379
	Retail REITs — 1.4%
12,274	Brixmor Property Group, Inc.	319,860
	Semiconductors & Semiconductor Equipment — 7.9%
24,100	Intel Corp.	468,263
6,519	Lam Research Corp.	528,365
3,577	QUALCOMM, Inc.	618,571
1,044	Universal Display Corp.	156,516
		1,771,715
	Software — 11.3%
2,388	DocuSign, Inc.[1]	230,991
13,279	Dropbox, Inc. Class A1	426,920
6,331	Dynatrace, Inc.[1]	365,616
8,465	Gen Digital, Inc.	227,793
9,391	Gitlab, Inc. Class A1	683,289
7,085	Zoom Communications, Inc.[1]	615,970
		2,550,579
	Specialized REITs — 1.8%
437	Equinix, Inc.	399,269
	Specialty Retail — 4.2%
822	Dick’s Sporting Goods, Inc.	197,321
1,711	Ross Stores, Inc.	257,608
3,850	TJX Cos., Inc.	480,442
		935,371
	Technology Hardware, Storage & Peripherals — 4.1%
30,428	Hewlett Packard Enterprise Co.	644,769
8,357	HP, Inc.	271,603
		916,372
	Textiles, Apparel & Luxury Goods — 0.4%
1,043	PVH Corp.	93,453
	TOTAL COMMON STOCKS (Cost $17,819,755)	22,376,021
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.8%
$186,329	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $186,350, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $189,300, coupon rate of 4.250%, due 12/31/26, market value of $190,159)	$186,329
TOTAL REPURCHASE AGREEMENT (Cost $186,329)		186,329
TOTAL INVESTMENTS (Cost $18,006,084)	100.3%	$22,562,350
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(70,013)
NET ASSETS	100.0%	$22,492,337

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.4%
	Air Freight & Logistics — 0.7%
3,060	Expeditors International of Washington, Inc.	$347,555
	Automobile Components — 0.7%
10,860	BorgWarner, Inc.	346,434
	Automobiles — 0.6%
5,320	General Motors Co.	263,127
	Banks — 2.1%
3,800	Citigroup, Inc.	309,434
17,140	Old National Bancorp	408,789
10,300	Regions Financial Corp.	253,792
		972,015
	Beverages — 0.9%
7,460	Molson Coors Beverage Co. Class B	408,435
	Biotechnology — 1.2%
25,720	Catalyst Pharmaceuticals, Inc.[1]	580,243
	Broadline Retail — 2.0%
13,920	eBay, Inc.	939,322
	Capital Markets — 3.1%
1,120	CME Group, Inc.[2]	264,902
1,500	Intercontinental Exchange, Inc.[2]	239,745
20,860	Janus Henderson Group PLC[2]	937,240
		1,441,887
	Construction & Engineering — 3.4%
7,300	AECOM[2]	769,712
1,841	EMCOR Group, Inc.[2]	824,879
		1,594,591
	Consumer Finance — 1.6%
11,100	Synchrony Financial[2]	765,678
	Consumer Staples Distribution & Retail — 0.8%
5,820	Kroger Co.	358,745
	Containers & Packaging — 0.8%
1,740	Packaging Corp. of America	370,028
	Distributors — 0.5%
5,960	LKQ Corp.	222,844
	Diversified Consumer Services — 4.5%
9,460	Adtalem Global Education, Inc.[1]	1,013,450
8,251	Stride, Inc.[1]	1,113,060
		2,126,510
	Diversified REITs — 0.8%
12,240	Essential Properties Realty Trust, Inc.	392,904
	Electric Utilities — 1.0%
7,760	Eversource Energy	447,597
	Electronic Equipment, Instruments & Components — 3.2%
2,240	Fabrinet[1]	484,310
11,875	Sanmina Corp.[1]	994,294
		1,478,604
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.5%
12,480	Baker Hughes Co.	$576,326
33,440	Liberty Energy, Inc.	612,287
		1,188,613
	Financial Services — 4.7%
35,540	MGIC Investment Corp.[2]	907,692
7,340	PayPal Holdings, Inc.[1,2]	650,177
18,920	Radian Group, Inc.[2]	643,658
		2,201,527
	Food Products — 1.2%
5,420	Cal-Maine Foods, Inc.	584,818
	Ground Transportation — 0.9%
32,480	Lyft, Inc. Class A1	439,779
	Health Care Equipment & Supplies — 1.9%
8,060	Merit Medical Systems, Inc.[1]	877,573
	Health Care Providers & Services — 2.1%
2,000	Addus HomeCare Corp.[1]	250,320
11,860	Centene Corp.[1]	759,396
		1,009,716
	Hotel & Resort REITs — 1.1%
56,480	DiamondRock Hospitality Co.	495,894
	Household Durables — 2.1%
6,500	PulteGroup, Inc.	739,570
4,140	Taylor Morrison Home Corp.[1]	266,864
		1,006,434
	Industrial REITs — 1.0%
13,480	STAG Industrial, Inc.	460,746
	Insurance — 3.7%
4,000	Brown & Brown, Inc.	418,640
12,325	Unum Group	939,781
1,120	Willis Towers Watson PLC	369,113
		1,727,534
	Interactive Media & Services — 2.4%
9,900	Cargurus, Inc.[1]	388,080
1,060	Meta Platforms, Inc. Class A	730,531
		1,118,611
	IT Services — 5.6%
8,800	Amdocs Ltd.	776,072
7,580	Cognizant Technology Solutions Corp. Class A	626,184
4,600	Okta, Inc.[1]	433,412
5,300	Twilio, Inc. Class A1	776,874
		2,612,542
	Machinery — 5.6%
16,540	Atmus Filtration Technologies, Inc.[2]	691,703
29,620	Gates Industrial Corp. PLC[1,2]	612,838
4,600	ITT, Inc.[2]	694,692
8,020	Mueller Industries, Inc.[2]	631,575
		2,630,808
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 3.4%
10,700	Comcast Corp. Class A	$360,162
9,400	Fox Corp. Class A	481,092
9,940	New York Times Co. Class A	539,742
2,280	Omnicom Group, Inc.[3]	197,881
		1,578,877
	Metals & Mining — 2.9%
11,520	Commercial Metals Co.	558,605
2,760	Reliance, Inc.	799,020
		1,357,625
	Multi-Utilities — 1.6%
19,600	NiSource, Inc.	731,080
	Oil, Gas & Consumable Fuels — 2.1%
11,820	HF Sinclair Corp.	426,465
1,780	Valero Energy Corp.	236,740
12,240	World Kinect Corp.	346,025
		1,009,230
	Passenger Airlines — 2.1%
8,177	SkyWest, Inc.[1]	988,763
	Pharmaceuticals — 2.6%
11,600	Amphastar Pharmaceuticals, Inc.[1,3]	404,492
27,540	Elanco Animal Health, Inc.[1]	331,306
12,560	Supernus Pharmaceuticals, Inc.[1]	481,927
		1,217,725
	Professional Services — 2.1%
20,214	Genpact Ltd.	984,220
	Retail REITs — 2.0%
8,400	Brixmor Property Group, Inc.	218,904
14,440	Kite Realty Group Trust	334,286
19,060	Urban Edge Properties	387,680
		940,870
	Semiconductors & Semiconductor Equipment — 1.5%
11,520	Amkor Technology, Inc.	283,507
17,360	Veeco Instruments, Inc.[1]	440,597
		724,104
	Software — 2.9%
4,960	BlackLine, Inc.[1]	316,696
7,100	Box, Inc. Class A1	237,069
25,100	Dropbox, Inc. Class A1	806,965
		1,360,730
	Specialized REITs — 1.2%
19,340	VICI Properties, Inc.	575,752
	Specialty Retail — 3.7%
1,540	Dick’s Sporting Goods, Inc.	369,677
21,340	Gap, Inc.	513,654
5,000	TJX Cos., Inc.	623,950
3,940	Urban Outfitters, Inc.[1]	218,355
		1,725,636
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 0.8%
16,740	Hewlett Packard Enterprise Co.	$354,721
	Textiles, Apparel & Luxury Goods — 1.6%
9,900	Skechers USA, Inc. Class A1	745,866
	Trading Companies & Distributors — 3.2%
11,660	Core & Main, Inc. Class A1,2	658,090
13,780	Rush Enterprises, Inc. Class A2	837,135
		1,495,225
	TOTAL COMMON STOCKS (Cost $29,498,957)	45,201,538
Face Amount
REPURCHASE AGREEMENT* — 1.5%
$712,696	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $712,776, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $723,900, coupon rate of 4.250%, due 12/31/26, market value of $727,025)	712,696
	TOTAL REPURCHASE AGREEMENT (Cost $712,696)	712,696
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
228,563	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%[4]	228,563
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $228,563)	228,563
TOTAL LONG INVESTMENTS (Cost $30,440,216)	98.4%	$46,142,797
COMMON STOCKS SOLD SHORT* — (66.0)%
	Aerospace & Defense — (6.0)%
(2,260)	AeroVironment, Inc.[1]	(407,139)
(3,720)	Boeing Co.[1]	(656,655)
(1,600)	General Dynamics Corp.	(411,168)
(1,860)	HEICO Corp.	(444,428)
(840)	Lockheed Martin Corp.	(388,878)
(380)	TransDigm Group, Inc.	(514,269)
		(2,822,537)
	Automobile Components — (0.9)%
(3,980)	LCI Industries	(417,064)
	Banks — (1.1)%
(24,240)	Flagstar Financial, Inc.	(286,759)
(17,720)	TFS Financial Corp.	(243,119)
		(529,878)
	Beverages — (1.0)%
(7,520)	Brown-Forman Corp. Class A	(250,566)
(7,300)	Brown-Forman Corp. Class B	(240,973)
		(491,539)
	Capital Markets — (2.0)%
(3,240)	ARES Management Corp. Class A	(642,233)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(3,700)	Moelis & Co. Class A	$(289,673)
		(931,906)
	Chemicals — (1.3)%
(1,810)	Air Products & Chemicals, Inc.	(606,821)
	Commercial Services & Supplies — (1.0)%
(4,320)	Casella Waste Systems, Inc. Class A1	(464,573)
	Construction & Engineering — (0.6)%
(900)	Quanta Services, Inc.	(276,849)
	Construction Materials — (1.0)%
(880)	Martin Marietta Materials, Inc.	(478,826)
	Consumer Finance — (1.9)%
(3,960)	FirstCash Holdings, Inc.	(432,234)
(4,200)	Nelnet, Inc. Class A	(462,714)
		(894,948)
	Consumer Staples Distribution & Retail — (0.6)%
(27,100)	Walgreens Boots Alliance, Inc.	(278,588)
	Distributors — (1.0)%
(1,420)	Pool Corp.	(488,835)
	Diversified Telecommunication Services — (0.9)%
(5,880)	Cogent Communications Holdings, Inc.	(442,999)
	Electric Utilities — (1.5)%
(8,000)	Alliant Energy Corp.	(471,040)
(2,660)	Southern Co.	(223,307)
		(694,347)
	Electrical Equipment — (1.5)%
(1,760)	Rockwell Automation, Inc.	(490,037)
(21,640)	Sunrun, Inc.[1]	(195,842)
		(685,879)
	Electronic Equipment, Instruments & Components — (1.5)%
(11,040)	Cognex Corp.	(440,496)
(3,400)	PAR Technology Corp.[1]	(246,806)
		(687,302)
	Energy Equipment & Services — (0.5)%
(4,320)	Tidewater, Inc.[1]	(238,075)
	Entertainment — (3.8)%
(9,040)	Liberty Media Corp.-Liberty Live Class C1	(665,254)
(2,400)	Madison Square Garden Sports Corp.[1]	(527,688)
(3,220)	Take-Two Interactive Software, Inc.[1]	(597,342)
		(1,790,284)
	Financial Services — (4.1)%
(1,040)	Berkshire Hathaway, Inc. Class B1	(487,417)
(2,540)	Federal Agricultural Mortgage Corp. Class C	(502,361)
(11,480)	Rocket Cos., Inc. Class A1	(144,648)
(3,400)	Shift4 Payments, Inc. Class A1	(407,490)
(63,860)	UWM Holdings Corp.	(385,076)
		(1,926,992)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Ground Transportation — (3.5)%
(2,800)	JB Hunt Transport Services, Inc.	$(479,416)
(980)	Saia, Inc.[1]	(470,508)
(2,720)	Union Pacific Corp.	(673,988)
		(1,623,912)
	Health Care Equipment & Supplies — (1.5)%
(2,268)	Cooper Cos., Inc.[1]	(218,976)
(3,460)	Edwards Lifesciences Corp.[1]	(250,677)
(18,920)	Neogen Corp.[1]	(216,823)
		(686,476)
	Health Care REITs — (1.0)%
(27,160)	Healthcare Realty Trust, Inc.	(454,930)
	Hotels, Restaurants & Leisure — (4.4)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(458,759)
(1,380)	Darden Restaurants, Inc.	(269,431)
(4,160)	Jack in the Box, Inc.	(163,030)
(9,520)	Papa John’s International, Inc.	(376,707)
(5,000)	Starbucks Corp.	(538,400)
(4,645)	United Parks & Resorts, Inc.[1]	(244,141)
		(2,050,468)
	Household Durables — (1.5)%
(11,360)	Dream Finders Homes, Inc. Class A1	(262,075)
(4,740)	LGI Homes, Inc.[1]	(423,187)
		(685,262)
	Household Products — (0.5)%
(1,420)	Clorox Co.	(225,326)
	Independent Power & Renewable Electricity Producer — (0.8)%
(5,520)	Ormat Technologies, Inc.	(354,108)
	Independent Power Producers & Energy Traders — (0.5)%
(1,420)	Vistra Corp.	(238,603)
	Insurance — (2.6)%
(3,700)	American Financial Group, Inc.	(505,272)
(2,840)	Goosehead Insurance, Inc. Class A	(304,363)
(220)	Markel Group, Inc.[1]	(402,331)
		(1,211,966)
	IT Services — (1.6)%
(2,320)	GoDaddy, Inc. Class A1	(493,348)
(1,000)	MongoDB, Inc.[1]	(273,320)
		(766,668)
	Life Sciences Tools & Services — (0.2)%
(740)	Illumina, Inc.[1]	(98,228)
	Machinery — (2.6)%
(1,220)	Chart Industries, Inc.[1]	(258,140)
(1,140)	Deere & Co.	(543,279)
(4,820)	Stanley Black & Decker, Inc.	(424,497)
		(1,225,916)
	Metals & Mining — (0.4)%
(3,520)	Warrior Met Coal, Inc.	(185,750)
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Office REITs — (0.9)%
(28,220)	JBG SMITH Properties	$(437,692)
	Oil, Gas & Consumable Fuels — (1.7)%
(14,760)	Antero Resources Corp.[1]	(550,843)
(9,040)	Coterra Energy, Inc.	(250,589)
		(801,432)
	Professional Services — (0.5)%
(880)	Equifax, Inc.	(241,806)
	Residential REITs — (0.5)%
(1,860)	Sun Communities, Inc.	(235,290)
	Software — (1.9)%
(220)	Fair Isaac Corp.[1]	(412,183)
(2,780)	Oracle Corp.	(472,767)
		(884,950)
	Specialized REITs — (1.8)%
(2,967)	Digital Realty Trust, Inc.	(486,172)
(7,960)	PotlatchDeltic Corp.	(356,051)
		(842,223)
	Specialty Retail — (3.0)%
(4,720)	Floor & Decor Holdings, Inc. Class A1	(472,472)
(1,120)	Home Depot, Inc.	(461,418)
(10,320)	Monro, Inc.	(202,685)
(220)	O’Reilly Automotive, Inc.[1]	(284,772)
		(1,421,347)
	Textiles, Apparel & Luxury Goods — (1.0)%
(5,540)	Oxford Industries, Inc.	(464,584)
	Trading Companies & Distributors — (1.4)%
(7,400)	H&E Equipment Services, Inc.	(656,306)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,250,263))	(30,941,485)
TOTAL SHORT INVESTMENTS (Proceeds $(34,250,263))	(66.0)%	$(30,941,485)
TOTAL INVESTMENTS (Proceeds $(3,810,047))	32.4%	$15,201,312
OTHER ASSETS IN EXCESS OF LIABILITIES	67.6	31,662,788
NET ASSETS	100.0%	$46,864,100

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,059,477.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 130.1%
	Automobiles — 1.8%
40,400	Ford Motor Co.[1]	$407,232
3,720	General Motors Co.	183,991
		591,223
	Banks — 4.8%
3,140	Citigroup, Inc.[1]	255,690
33,500	Old National Bancorp	798,975
20,680	Regions Financial Corp.[1]	509,555
		1,564,220
	Beverages — 1.0%
6,340	Molson Coors Beverage Co. Class B1	347,115
	Biotechnology — 6.5%
38,660	Catalyst Pharmaceuticals, Inc.[2]	872,169
8,860	Incyte Corp.[1,2]	657,058
1,760	United Therapeutics Corp.[2]	618,059
		2,147,286
	Broadline Retail — 2.7%
13,136	eBay, Inc.[1]	886,417
	Capital Markets — 3.3%
1,980	CME Group, Inc.[1]	468,309
2,860	Intercontinental Exchange, Inc.[1]	457,114
3,760	Janus Henderson Group PLC[1]	168,937
		1,094,360
	Chemicals — 1.2%
5,120	DuPont de Nemours, Inc.[1]	393,216
	Communications Equipment — 4.2%
9,020	Cisco Systems, Inc.[1]	546,612
2,780	F5, Inc.[2]	826,383
		1,372,995
	Construction & Engineering — 3.6%
3,680	AECOM[1]	388,019
1,760	EMCOR Group, Inc.[1]	788,586
		1,176,605
	Construction Materials — 0.6%
2,000	CRH PLC[1]	198,060
	Consumer Staples Distribution & Retail — 0.5%
2,180	Sysco Corp.[1]	158,966
	Diversified Consumer Services — 3.2%
7,880	Stride, Inc.[1,2]	1,063,012
	Electric Utilities — 1.7%
2,370	Duke Energy Corp.[1]	265,416
5,400	Eversource Energy[1]	311,472
		576,888
	Electronic Equipment, Instruments & Components — 4.8%
4,280	Benchmark Electronics, Inc.	182,585
10,160	Sanmina Corp.[2]	850,697
3,840	TD SYNNEX Corp.	547,238
		1,580,520
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 3.7%
13,960	Baker Hughes Co.[1]	$644,673
31,100	Liberty Energy, Inc.	569,441
		1,214,114
	Financial Services — 6.8%
35,757	MGIC Investment Corp.	913,234
17,700	NMI Holdings, Inc.[2]	683,574
7,100	PayPal Holdings, Inc.[1,2]	628,918
		2,225,726
	Food Products — 1.7%
5,060	Cal-Maine Foods, Inc.	545,974
	Ground Transportation — 1.2%
29,380	Lyft, Inc. Class A1,2	397,805
	Health Care Equipment & Supplies — 2.8%
8,420	Merit Medical Systems, Inc.[2]	916,770
	Health Care Providers & Services — 4.5%
1,400	Addus HomeCare Corp.[2]	175,224
7,780	Centene Corp.[1,2]	498,153
21,720	Hims & Hers Health, Inc.[2]	809,722
		1,483,099
	Hotels, Restaurants & Leisure — 1.7%
32,660	International Game Technology PLC[1]	555,873
	Household Durables — 2.3%
11,780	Taylor Morrison Home Corp.[1,2]	759,339
	Industrial REITs — 0.9%
8,580	STAG Industrial, Inc.	293,264
	Insurance — 4.1%
1,080	Travelers Cos., Inc.[1]	264,794
11,458	Unum Group[1]	873,673
640	Willis Towers Watson PLC[1]	210,922
		1,349,389
	Interactive Media & Services — 3.1%
720	Meta Platforms, Inc. Class A1	496,210
12,860	Yelp, Inc.[2]	513,628
		1,009,838
	IT Services — 7.2%
8,000	Amdocs Ltd.	705,520
7,220	Cognizant Technology Solutions Corp. Class A1	596,444
2,920	Okta, Inc.[2]	275,122
5,420	Twilio, Inc. Class A2	794,464
		2,371,550
	Machinery — 6.3%
20,280	Gates Industrial Corp. PLC[1,2]	419,593
2,700	ITT, Inc.[1]	407,754
5,820	PACCAR, Inc.[1]	645,322
2,900	Westinghouse Air Brake Technologies Corp.[1]	602,968
		2,075,637
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 6.5%
17,600	Comcast Corp. Class A	$592,416
10,540	Fox Corp. Class A	539,437
4,540	New York Times Co. Class A	246,522
6,780	Omnicom Group, Inc.[3]	588,436
10,120	TEGNA, Inc.	184,387
		2,151,198
	Metals & Mining — 1.8%
11,960	Commercial Metals Co.[1]	579,940
	Multi-Utilities — 2.3%
20,520	NiSource, Inc.[1]	765,396
	Oil, Gas & Consumable Fuels — 2.2%
4,780	HF Sinclair Corp.	172,463
1,166	Marathon Petroleum Corp.[1]	169,898
13,460	World Kinect Corp.	380,514
		722,875
	Pharmaceuticals — 0.8%
7,340	Amphastar Pharmaceuticals, Inc.[2]	255,946
	Professional Services — 3.0%
16,560	Genpact Ltd.[1]	806,306
3,080	KBR, Inc.[1]	167,614
		973,920
	Real Estate Management & Development — 0.6%
700	Jones Lang LaSalle, Inc.[1,2]	197,960
	Retail REITs — 2.9%
8,460	Brixmor Property Group, Inc.[1]	220,467
10,820	Kite Realty Group Trust[1]	250,483
23,220	Urban Edge Properties	472,295
		943,245
	Semiconductors & Semiconductor Equipment — 7.0%
15,760	ACM Research, Inc. Class A2,3	323,868
21,620	Amkor Technology, Inc.	532,068
3,540	Kulicke & Soffa Industries, Inc.	156,999
7,480	ON Semiconductor Corp.[1,2]	391,503
2,980	Onto Innovation, Inc.[2]	610,185
10,660	Veeco Instruments, Inc.[2]	270,551
		2,285,174
	Software — 6.3%
18,060	Box, Inc. Class A2	603,024
23,920	Dropbox, Inc. Class A2	769,028
8,300	Dynatrace, Inc.[1,2]	479,325
14,360	UiPath, Inc. Class A2	204,199
		2,055,576
	Specialized REITs — 0.7%
8,080	VICI Properties, Inc.[1]	240,542
	Specialty Retail — 6.0%
1,320	Abercrombie & Fitch Co. Class A2	157,582
1,020	Dick’s Sporting Goods, Inc.[1]	244,851
8,140	Gap, Inc.	195,930
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
2,400	TJX Cos., Inc.[1]	$299,496
7,300	Urban Outfitters, Inc.[2]	404,566
3,160	Williams-Sonoma, Inc.[1]	667,929
		1,970,354
	Technology Hardware, Storage & Peripherals — 2.1%
32,660	Hewlett Packard Enterprise Co.[1]	692,065
	Textiles, Apparel & Luxury Goods — 0.9%
3,920	Skechers USA, Inc. Class A1,2	295,333
	Wireless Telecommunication Services — 0.8%
1,160	T-Mobile U.S., Inc.[1]	270,245
	TOTAL COMMON STOCKS (Cost $30,566,277)	42,749,030
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$180,975	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $180,996, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $183,900, coupon rate of 4.250%, due 12/31/26, market value of $184,774)	180,975
	TOTAL REPURCHASE AGREEMENT (Cost $180,975)	180,975
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.8%
915,681	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%[4]	915,681
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $915,681)	915,681
TOTAL LONG INVESTMENTS (Cost $31,662,933)	133.5%	$43,845,686
COMMON STOCKS SOLD SHORT* — (30.7)%
	Aerospace & Defense — (2.7)%
(620)	AeroVironment, Inc.[2]	(111,693)
(800)	Boeing Co.[2]	(141,216)
(380)	General Dynamics Corp.	(97,652)
(720)	HEICO Corp. Class A	(137,037)
(200)	Lockheed Martin Corp.	(92,590)
(280)	Northrop Grumman Corp.	(136,436)
(120)	TransDigm Group, Inc.	(162,401)
		(879,025)
	Banks — (0.5)%
(3,500)	Glacier Bancorp, Inc.	(173,845)
	Beverages — (0.3)%
(2,560)	Brown-Forman Corp. Class B	(84,506)
	Building Products — (0.3)%
(1,200)	Trex Co., Inc.[2]	(87,396)
	Capital Markets — (0.6)%
(1,020)	ARES Management Corp. Class A	(202,184)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (0.3)%
(1,140)	Albemarle Corp.	$(95,977)
	Commercial Services & Supplies — (0.6)%
(840)	Republic Services, Inc.	(182,171)
	Construction & Engineering — (0.8)%
(1,600)	Construction Partners, Inc. Class A2	(128,640)
(400)	Quanta Services, Inc.	(123,044)
		(251,684)
	Construction Materials — (0.8)%
(500)	Eagle Materials, Inc.	(128,370)
(270)	Martin Marietta Materials, Inc.	(146,912)
		(275,282)
	Consumer Staples Distribution & Retail — (0.2)%
(6,780)	Walgreens Boots Alliance, Inc.	(69,698)
	Distributors — (0.4)%
(400)	Pool Corp.	(137,700)
	Diversified Telecommunication Services — (0.4)%
(1,800)	Cogent Communications Holdings, Inc.	(135,612)
	Electric Utilities — (1.2)%
(2,500)	Alliant Energy Corp.	(147,200)
(13,720)	Hawaiian Electric Industries, Inc.[2]	(125,401)
(1,600)	NextEra Energy, Inc.	(114,496)
		(387,097)
	Electrical Equipment — (0.8)%
(540)	Rockwell Automation, Inc.	(150,352)
(11,000)	Sunrun, Inc.[2]	(99,550)
		(249,902)
	Electronic Equipment, Instruments & Components — (0.2)%
(1,980)	Cognex Corp.	(79,002)
	Energy Equipment & Services — (0.3)%
(1,800)	Tidewater, Inc.[2]	(99,198)
	Entertainment — (1.6)%
(2,820)	Liberty Media Corp.-Liberty Live Class C2	(207,524)
(720)	Madison Square Garden Sports Corp.[2]	(158,306)
(900)	Take-Two Interactive Software, Inc.[2]	(166,959)
		(532,789)
	Financial Services — (2.1)%
(900)	Federal Agricultural Mortgage Corp. Class C	(178,002)
(1,300)	PennyMac Financial Services, Inc.	(136,097)
(9,920)	Rocket Cos., Inc. Class A2	(124,992)
(16,900)	UWM Holdings Corp.	(101,907)
(1,400)	Walker & Dunlop, Inc.	(134,498)
		(675,496)
	Ground Transportation — (0.5)%
(320)	Saia, Inc.[2]	(153,635)
	Health Care Equipment & Supplies — (0.6)%
(740)	Penumbra, Inc.[2]	(197,558)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care REITs — (0.4)%
(8,640)	Healthcare Realty Trust, Inc.	$(144,720)
	Hotels, Restaurants & Leisure — (2.3)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(102,668)
(3,800)	DraftKings, Inc. Class A2	(159,410)
(540)	McDonald’s Corp.	(155,898)
(1,880)	Papa John’s International, Inc.	(74,392)
(2,400)	Six Flags Entertainment Corp.	(105,816)
(1,400)	Starbucks Corp.	(150,752)
		(748,936)
	Household Durables — (0.9)%
(1,420)	LGI Homes, Inc.[2]	(126,778)
(2,740)	Tempur Sealy International, Inc.	(173,003)
		(299,781)
	Independent Power & Renewable Electricity Producer — (0.3)%
(1,380)	Ormat Technologies, Inc.	(88,527)
	Independent Power Producers & Energy Traders — (0.3)%
(4,200)	Brookfield Renewable Corp.	(112,098)
	Insurance — (2.3)%
(1,040)	American Financial Group, Inc.	(142,022)
(1,700)	Goosehead Insurance, Inc. Class A	(182,189)
(1,820)	Loews Corp.	(155,519)
(80)	Markel Group, Inc.[2]	(146,303)
(1,500)	Selective Insurance Group, Inc.	(126,195)
		(752,228)
	IT Services — (0.4)%
(660)	GoDaddy, Inc. Class A2	(140,349)
	Machinery — (0.8)%
(260)	Deere & Co.	(123,906)
(1,620)	Stanley Black & Decker, Inc.	(142,673)
		(266,579)
	Media — (0.5)%
(5,300)	News Corp. Class B	(167,745)
	Metals & Mining — (0.8)%
(720)	Alpha Metallurgical Resources, Inc.[2]	(131,882)
(2,260)	Warrior Met Coal, Inc.	(119,260)
		(251,142)
	Multi-Utilities — (0.5)%
(1,740)	Public Service Enterprise Group, Inc.	(145,360)
	Office REITs — (0.8)%
(8,660)	JBG SMITH Properties	(134,316)
(2,760)	Vornado Realty Trust	(119,398)
		(253,714)
	Oil, Gas & Consumable Fuels — (0.4)%
(6,440)	Sitio Royalties Corp. Class A	(129,702)
	Professional Services — (0.4)%
(520)	Equifax, Inc.	(142,886)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (0.3)%
(60)	Fair Isaac Corp.[2]	$(112,414)
	Specialized REITs — (1.1)%
(1,420)	Digital Realty Trust, Inc.	(232,681)
(3,020)	PotlatchDeltic Corp.	(135,085)
		(367,766)
	Specialty Retail — (1.4)%
(40)	AutoZone, Inc.[2]	(134,008)
(1,520)	Floor & Decor Holdings, Inc. Class A2	(152,152)
(140)	O’Reilly Automotive, Inc.[2]	(181,219)
		(467,379)
	Textiles, Apparel & Luxury Goods — (0.8)%
(1,580)	Oxford Industries, Inc.	(132,499)
(18,400)	Under Armour, Inc. Class C2	(138,552)
		(271,051)
	Trading Companies & Distributors — (0.8)%
(3,020)	H&E Equipment Services, Inc.	(267,844)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,406,556))	(10,079,978)
TOTAL SHORT INVESTMENTS (Proceeds $(10,406,556))	(30.7)%	$(10,079,978)
TOTAL INVESTMENTS (Cost $21,256,377)	102.8%	$33,765,708
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(918,922)
NET ASSETS	100.0%	$32,846,786

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $11,710,246.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.2%
30,618	RTX Corp.	$3,948,191
	Banks — 5.5%
21,262	JPMorgan Chase & Co.	5,683,333
20,669	PNC Financial Services Group, Inc.	4,153,435
		9,836,768
	Beverages — 1.4%
16,142	PepsiCo, Inc.	2,432,438
	Broadline Retail — 3.0%
22,407	Amazon.com, Inc.[1]	5,325,696
	Capital Markets — 3.5%
27,048	Charles Schwab Corp.	2,237,410
24,396	Intercontinental Exchange, Inc.	3,899,213
		6,136,623
	Chemicals — 1.6%
24,250	PPG Industries, Inc.	2,797,965
	Communications Equipment — 2.5%
74,115	Cisco Systems, Inc.	4,491,369
	Construction Materials — 2.7%
8,811	Martin Marietta Materials, Inc.	4,794,241
	Electrical Equipment — 2.4%
22,652	AMETEK, Inc.	4,180,653
	Electronic Equipment, Instruments & Components — 3.7%
91,952	Amphenol Corp. Class A	6,508,363
	Financial Services — 6.4%
30,209	Global Payments, Inc.	3,409,085
14,137	Mastercard, Inc. Class A	7,852,114
		11,261,199
	Ground Transportation — 3.9%
18,511	Old Dominion Freight Line, Inc.	3,435,827
13,703	Union Pacific Corp.	3,395,466
		6,831,293
	Health Care Equipment & Supplies — 3.5%
31,568	Abbott Laboratories	4,038,494
5,598	Stryker Corp.	2,190,442
		6,228,936
	Health Care Providers & Services — 4.2%
15,285	Labcorp Holdings, Inc.	3,818,193
6,749	UnitedHealth Group, Inc.	3,661,265
		7,479,458
	Hotels, Restaurants & Leisure — 5.3%
1,362	Booking Holdings, Inc.	6,452,557
22,605	Yum! Brands, Inc.	2,949,952
		9,402,509
	Household Products — 1.4%
23,753	Church & Dwight Co., Inc.	2,506,417
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.7%
11,346	Chubb Ltd.	$3,084,750
	Interactive Media & Service — 7.0%
60,753	Alphabet, Inc. Class C	12,490,817
	IT Services — 4.5%
9,328	Accenture PLC Class A	3,590,814
8,006	Gartner, Inc.[1]	4,345,897
		7,936,711
	Life Sciences Tools & Services — 2.2%
19,417	IQVIA Holdings, Inc.[1]	3,909,807
	Machinery — 2.5%
6,360	Parker-Hannifin Corp.	4,496,838
	Media — 1.5%
78,376	Comcast Corp. Class A	2,638,136
	Oil, Gas & Consumable Fuels — 2.3%
27,121	Chevron Corp.	4,046,182
	Pharmaceuticals — 4.1%
37,356	Bristol-Myers Squibb Co.	2,202,136
6,246	Eli Lilly & Co.	5,066,006
		7,268,142
	Software — 11.0%
10,717	Adobe, Inc.[1]	4,688,152
22,188	Microsoft Corp.	9,209,351
32,903	Oracle Corp.	5,595,484
		19,492,987
	Specialty Retail — 5.1%
5,737	Home Depot, Inc.	2,363,529
16,582	Ross Stores, Inc.	2,496,586
10,306	Ulta Beauty, Inc.[1]	4,247,618
		9,107,733
	Technology Hardware, Storage & Peripherals — 4.6%
34,635	Apple, Inc.	8,173,860
	TOTAL COMMON STOCKS (Cost $68,767,316)	176,808,082
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$595,382	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $595,449, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $475,900, coupon rate of 0.375%, due 1/15/27, market value of $607,351)	595,382
	TOTAL REPURCHASE AGREEMENT (Cost $595,382)	595,382
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $69,362,698)	100.1%	$177,403,464
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(126,125)
NET ASSETS	100.0%	$177,277,339

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.2%
	Automobile Components — 0.9%
114,228	LCI Industries[1]	$11,969,952
	Banks — 9.9%
289,612	Ameris Bancorp	19,013,028
432,313	BankUnited, Inc.	17,772,387
390,480	Cathay General Bancorp	18,543,895
1,262,765	FNB Corp.	19,812,783
304,876	Hancock Whitney Corp.	18,213,292
690,074	OceanFirst Financial Corp.	12,393,729
277,533	Western Alliance Bancorp	24,386,825
		130,135,939
	Biotechnology — 3.4%
452,306	Alkermes PLC[2]	14,261,208
979,725	Dynavax Technologies Corp.[2]	12,785,412
318,891	Halozyme Therapeutics, Inc.[2]	18,061,986
		45,108,606
	Building Products — 2.2%
911,010	Hayward Holdings, Inc.[1,2]	13,719,811
1,862,459	Janus International Group, Inc.[1,2]	15,439,785
		29,159,596
	Capital Markets — 5.1%
65,575	Evercore, Inc. Class A	19,100,030
203,208	Stifel Financial Corp.	23,541,647
354,256	Virtu Financial, Inc. Class A	14,191,495
52,413	Virtus Investment Partners, Inc.	10,456,394
		67,289,566
	Chemicals — 0.8%
172,609	Ashland, Inc.	10,958,945
	Commercial Services & Supplies — 1.0%
143,841	Brink’s Co.	13,424,680
	Construction & Engineering — 2.9%
182,155	Arcosa, Inc.	18,452,301
106,936	Dycom Industries, Inc.[2]	20,228,014
		38,680,315
	Consumer Staples Distribution & Retail — 1.0%
817,476	Grocery Outlet Holding Corp.[1,2]	13,234,936
	Containers & Packaging — 2.3%
541,253	Graphic Packaging Holding Co.[1]	14,846,570
282,698	Silgan Holdings, Inc.[1]	15,554,044
		30,400,614
	Diversified Consumer Services — 1.5%
321,531	Frontdoor, Inc.[2]	19,253,276
	Electric Utilities — 0.9%
272,377	Portland General Electric Co.	11,205,590
	Electrical Equipment — 1.6%
148,264	EnerSys	14,391,986
235,587	Sensata Technologies Holding PLC	6,398,543
		20,790,529
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.4%
741,282	TTM Technologies, Inc.[2]	$18,228,124
	Energy Equipment & Services — 1.9%
364,651	Helmerich & Payne, Inc.	11,519,325
712,637	Liberty Energy, Inc.[1]	13,048,384
		24,567,709
	Financial Services — 2.1%
130,446	Euronet Worldwide, Inc.[2]	12,848,931
428,960	Radian Group, Inc.	14,593,219
		27,442,150
	Food Products — 0.9%
610,866	Flowers Foods, Inc.	11,942,430
	Gas Utilities — 1.9%
250,264	New Jersey Resources Corp.	12,000,159
323,962	Northwest Natural Holding Co.	12,932,563
		24,932,722
	Health Care Equipment & Supplies — 4.6%
186,803	CONMED Corp.[1]	13,408,720
213,650	Globus Medical, Inc. Class A2	19,809,628
653,082	Integra LifeSciences Holdings Corp.[1,2]	17,045,440
919,942	Neogen Corp.[1,2]	10,542,535
		60,806,323
	Health Care Providers & Services — 2.9%
211,759	HealthEquity, Inc.[2]	23,382,429
1,034,406	NeoGenomics, Inc.[2]	14,792,006
		38,174,435
	Health Care Technology — 2.3%
1,370,367	Certara, Inc.[2]	19,500,322
1,014,807	Evolent Health, Inc. Class A1,2	10,604,733
		30,105,055
	Hotel & Resort REITs — 1.0%
1,373,332	RLJ Lodging Trust	13,389,987
	Hotels, Restaurants & Leisure — 1.2%
199,651	Boyd Gaming Corp.	15,303,249
	Household Durables — 2.1%
298,499	La-Z-Boy, Inc.[1]	14,089,153
352,187	Tri Pointe Homes, Inc.[2]	12,981,613
		27,070,766
	Household Products — 1.0%
405,326	Energizer Holdings, Inc.	13,777,031
	Industrial REITs — 1.0%
371,519	STAG Industrial, Inc.	12,698,519
	Interactive Media & Services — 2.3%
467,257	Cargurus, Inc.[2]	18,316,474
227,800	Ziff Davis, Inc.[1,2]	12,276,142
		30,592,616
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.4%
158,684	ASGN, Inc.[2]	$13,997,516
434,586	DigitalOcean Holdings, Inc.[1,2]	18,026,627
		32,024,143
	Leisure Equipment & Products — 1.0%
335,331	YETI Holdings, Inc.[1,2]	12,494,433
	Life Sciences Tools & Services — 2.2%
2,025,634	Maravai LifeSciences Holdings, Inc. Class A2	9,986,376
133,895	Mesa Laboratories, Inc.	18,436,002
		28,422,378
	Machinery — 1.3%
486,040	Hillenbrand, Inc.	16,520,500
	Media — 0.9%
74,932	Nexstar Media Group, Inc.	11,481,081
	Multi-Utilities — 0.9%
206,094	Black Hills Corp.	12,103,901
	Office REITs — 1.0%
1,569,824	Piedmont Office Realty Trust, Inc. Class A	13,720,262
	Oil, Gas & Consumable Fuels — 3.7%
367,301	CNX Resources Corp.[1,2]	10,056,702
590,652	Sitio Royalties Corp. Class A	11,895,731
365,628	SM Energy Co.	13,879,239
452,842	World Kinect Corp.	12,801,843
		48,633,515
	Pharmaceuticals — 1.5%
253,606	Prestige Consumer Healthcare, Inc.[2]	19,469,333
	Professional Services — 2.7%
43,952	CACI International, Inc. Class A2	16,976,900
686,421	Verra Mobility Corp.[2]	18,114,650
		35,091,550
	Real Estate Management & Development — 1.2%
1,140,575	Cushman & Wakefield PLC[2]	15,728,529
	Semiconductors & Semiconductor Equipment — 2.3%
226,540	Diodes, Inc.[1,2]	13,361,329
273,208	Rambus, Inc.[2]	16,835,077
		30,196,406
	Software — 7.8%
304,745	Braze, Inc. Class A2	14,012,175
125,447	Commvault Systems, Inc.[2]	19,978,689
311,566	Five9, Inc.[1,2]	12,771,091
651,491	PagerDuty, Inc.[2]	12,065,613
232,923	Progress Software Corp.[1]	13,353,476
86,024	SPS Commerce, Inc.[2]	15,886,912
567,131	Verint Systems, Inc.[1,2]	14,393,785
		102,461,741
	Specialty Retail — 4.7%
221,816	Academy Sports & Outdoors, Inc.[1]	11,603,195
71,216	Asbury Automotive Group, Inc.[2]	21,128,363
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
585,751	Foot Locker, Inc.[1,2]	$11,744,307
482,470	Valvoline, Inc.[2]	17,904,462
		62,380,327
	Textiles, Apparel & Luxury Goods — 0.5%
70,073	Kontoor Brands, Inc.	6,436,205
	Trading Companies & Distributors — 4.0%
157,005	Beacon Roofing Supply, Inc.[2]	18,579,972
122,925	Boise Cascade Co.	15,508,218
101,813	WESCO International, Inc.	18,835,405
		52,923,595
	TOTAL COMMON STOCKS (Cost $969,940,136)	1,290,731,559
Face Amount
REPURCHASE AGREEMENT* — 1.9%
$24,365,530	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $24,368,291, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $24,747,400, coupon rate of 4.250%, due 12/31/26, market value of $24,853,030)	24,365,530
	TOTAL REPURCHASE AGREEMENT (Cost $24,365,530)	24,365,530
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.2%
94,905,240	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%[3]	94,905,240
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $94,905,240)	94,905,240
TOTAL INVESTMENTS (Cost $1,089,210,906)	107.3%	$1,410,002,329
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.3)	(96,009,590)
NET ASSETS	100.0%	$1,313,992,739

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 2.5%
3,225	RTX Corp.	$415,864
	Banks — 4.2%
2,570	JPMorgan Chase & Co.	686,961
	Beverages — 1.8%
1,922	PepsiCo, Inc.	289,626
	Biotechnology — 2.1%
1,201	Amgen, Inc.	342,789
	Capital Markets — 9.1%
791	Ameriprise Financial, Inc.	429,798
251	Blackrock, Inc.	269,950
3,930	Charles Schwab Corp.	325,090
3,282	Morgan Stanley	454,327
		1,479,165
	Chemicals — 4.6%
1,245	Air Products & Chemicals, Inc.	417,398
2,944	PPG Industries, Inc.	339,679
		757,077
	Communications Equipment — 2.9%
7,765	Cisco Systems, Inc.	470,559
	Distributors — 1.2%
1,721	Genuine Parts Co.	200,066
	Electric Utilities — 2.1%
8,636	Exelon Corp.	345,440
	Electrical Equipment — 2.1%
1,072	Eaton Corp. PLC	349,944
	Electronic Equipment, Instruments & Components — 2.0%
2,152	TE Connectivity PLC	318,431
	Financial Services — 2.4%
4,815	Fidelity National Information Services, Inc.	392,278
	Food Products — 1.3%
3,779	Mondelez International, Inc. Class A	219,144
	Ground Transportation — 2.7%
1,771	Union Pacific Corp.	438,836
	Health Care Equipment & Supplies — 6.7%
3,173	Abbott Laboratories	405,922
1,482	Becton Dickinson & Co.	366,943
3,477	Medtronic PLC	315,781
		1,088,646
	Health Care Providers & Services — 2.5%
2,455	Quest Diagnostics, Inc.	400,411
	Hotels, Restaurants & Leisure — 4.4%
1,332	McDonald’s Corp.	384,548
3,167	Starbucks Corp.	341,023
		725,571
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.7%
1,699	Procter & Gamble Co.	$282,017
	Insurance — 6.5%
2,821	Aflac, Inc.	302,919
2,569	Allstate Corp.	494,096
784	Everest Group Ltd.	272,448
		1,069,463
	IT Services — 2.3%
957	Accenture PLC Class A	368,397
	Machinery — 4.4%
986	Illinois Tool Works, Inc.	255,532
1,282	Snap-on, Inc.	455,302
		710,834
	Media — 3.0%
7,922	Comcast Corp. Class A	266,655
2,584	Omnicom Group, Inc.	224,265
		490,920
	Multi-Utilities — 2.4%
3,310	DTE Energy Co.	396,803
	Oil, Gas & Consumable Fuels — 3.9%
2,187	Chevron Corp.	326,279
2,635	Phillips 66	310,587
		636,866
	Personal Care Products — 1.8%
13,977	Kenvue, Inc.	297,570
	Pharmaceuticals — 3.5%
5,210	Bristol-Myers Squibb Co.	307,130
1,713	Johnson & Johnson	260,633
		567,763
	Professional Services — 2.0%
2,217	Paychex, Inc.	327,384
	Semiconductors & Semiconductor Equipment — 2.4%
2,095	Texas Instruments, Inc.	386,758
	Software — 3.4%
3,225	Oracle Corp.	548,444
	Specialty Retail — 3.3%
742	Home Depot, Inc.	305,689
1,555	Ross Stores, Inc.	234,121
		539,810
	Technology Hardware, Storage & Peripherals — 2.4%
3,203	NetApp, Inc.	391,086
	Trading Companies & Distributors — 1.6%
1,482	Ferguson Enterprises, Inc.	268,420
	TOTAL COMMON STOCKS (Cost $9,980,151)	16,203,343
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.8%
$135,854	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $135,869, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $138,000, coupon rate of 4.250%, due 12/31/26, market value of $138,606)	$135,854
TOTAL REPURCHASE AGREEMENT (Cost $135,854)		135,854
TOTAL INVESTMENTS (Cost $10,116,005)	100.0%	$16,339,197
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	2,535
NET ASSETS	100.0%	$16,341,732

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.9%
22,100	SPDR S&P 500 ETF Trust[1]	$13,300,222
30,000	Vanguard S&P 500 ETF[1]	16,599,900
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	29,900,122
Face Amount
U.S. TREASURY BILLS* — 16.3%
$44,000,000	U.S. Treasury Bill, 4.033% due 02/6/25[1]	43,984,563
45,000,000	U.S. Treasury Bill, 4.206% due 04/10/25[1]	44,653,913
10,000,000	U.S. Treasury Bill, 4.249% due 06/12/25	9,850,396
	TOTAL U.S. TREASURY BILLS (Cost $98,454,414)	98,488,872
REPURCHASE AGREEMENT* — 0.1%
535,790	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $535,851, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $544,200, coupon rate of 4.250%, due 12/31/26, market value of $546,536)	535,790
	TOTAL REPURCHASE AGREEMENT (Cost $535,790)	535,790
TOTAL PURCHASED OPTIONS (#) (Cost $828,303,770)	136.1%	824,580,000
TOTAL INVESTMENTS (Cost $933,724,583)	157.4%	$953,504,784
LIABILITIES IN EXCESS OF OTHER ASSETS	(57.4)	(347,574,783)
NET ASSETS[2]	100.0%	$605,930,001

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $79,928,626 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	03/21/25	USD	4,000	$2,416,212,000	$821,600,000	$821,093,100	$506,900
PUTS:
S&P 500 Index	OCC**	5,000.00	03/21/25	USD	4,000	2,416,212,000	2,980,000	7,210,670	(4,230,670)
TOTAL PURCHASED OPTIONS						$4,832,424,000	$824,580,000	$828,303,770	$(3,723,770)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	03/21/25	USD	4,000	2,416,212,000	(425,940,000)	(430,771,750)	4,831,750
PUTS:
S&P 500 Index	OCC**	5,800.00	02/21/25	USD	430	259,742,790	(774,000)	(1,058,326)	284,326
S&P 500 Index	OCC**	6,000.00	02/21/25	USD	90	54,364,770	(515,250)	(763,155)	247,905
S&P 500 Index	OCC**	4,000.00	03/21/25	USD	4,000	2,416,212,000	(1,060,000)	(2,470,990)	1,410,990
TOTAL PUTS						$2,730,319,560	$(2,349,250)	$(4,292,471)	$1,943,221
TOTAL WRITTEN OPTIONS						$5,146,531,560	$(428,289,250)	$(435,064,221)	$6,774,971

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2025 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 34.9%
29,600	iShares MSCI EAFE ETF	$2,345,504
93,500	iShares MSCI Emerging Markets ETF	3,994,320
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,329,181)	6,339,824
Face Amount
U.S. TREASURY BILLS* — 7.6%
$300,000	U.S. Treasury Bill, 4.033% due 02/6/25[1]	299,895
100,000	U.S. Treasury Bill, 4.206% due 04/10/25	99,231
1,000,000	U.S. Treasury Bill, 4.249% due 06/12/25	985,039
	TOTAL U.S. TREASURY BILLS (Cost $1,383,878)	1,384,165
REPURCHASE AGREEMENT* — 0.4%
71,850	With Fixed Income Clearing Corp., dated 1/31/25, 1.36%, principal and interest in the amount of $71,858, due 2/3/25, (collateralized by a U.S. Treasury Note with a par value of $73,000, coupon rate of 4.250%, due 12/31/26, market value of $73,336)	71,850
	TOTAL REPURCHASE AGREEMENT (Cost $71,850)	71,850
TOTAL PURCHASED OPTIONS (#) (Cost $20,330,450)	113.4%	20,614,500
TOTAL INVESTMENTS (Cost $28,115,359)	156.3%	$28,410,339
LIABILITIES IN EXCESS OF OTHER ASSETS	(56.3)	(10,236,895)
NET ASSETS[2]	100.0%	$18,173,444

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $455,023 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2025 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	03/21/25	USD	100	$60,405,300	$20,540,000	$20,118,517	$421,483
PUTS:
S&P 500 Index	OCC**	5,000.00	03/21/25	USD	100	60,405,300	74,500	211,933	(137,433)
TOTAL PURCHASED OPTIONS						$120,810,600	$20,614,500	$20,330,450	$284,050
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	03/21/25	USD	100	60,405,300	(10,648,500)	(10,385,650)	(262,850)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	43.00	02/21/25	USD	65	277,680	(4,712)	(14,202)	9,490
Russell 2000 Index	OCC**	2,300.00	02/21/25	USD	8	1,830,152	(40,600)	(49,185)	8,585
S&P 500 Index	OCC**	4,000.00	03/21/25	USD	100	60,405,300	(26,500)	(69,900)	43,400
TOTAL PUTS						$62,513,132	$(71,812)	$(133,287)	$61,475
TOTAL WRITTEN OPTIONS						$122,918,432	$(10,720,312)	$(10,518,937)	$(201,375)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of January 31, 2025, The Glenmede Fund, Inc. (the “Fund”) offers shares in fourteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Environmental Accountability Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio and the Global Secured Options Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the  Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019.
Valuation of Securities:  Equity securities listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. Exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs
56

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at January 31, 2025.
The following is a summary of the inputs used as of January 31, 2025 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$29,900,122	$—	$—	$29,900,122
U.S. Treasury Bills	—	98,488,872	—	98,488,872
Repurchase Agreement	—	535,790	—	535,790
Purchased Options
Calls	—	821,600,000	—	821,600,000
Puts	—	2,980,000	—	2,980,000
Total Purchased Options	—	824,580,000	—	824,580,000
Total Investments	29,900,122	923,604,662	—	953,504,784
Total	$29,900,122	$923,604,662	$—	$953,504,784
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(425,940,000)	$—	$(425,940,000)
Puts	—	(2,349,250)	—	(2,349,250)
Total Written Options	—	(428,289,250)	—	(428,289,250)
Total	$—	$(428,289,250)	$—	$(428,289,250)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$6,339,824	$—	$—	$6,339,824
U.S. Treasury Bills	—	1,384,165	—	1,384,165
Repurchase Agreement	—	71,850	—	71,850
Purchased Options
Calls	—	20,540,000	—	20,540,000
Puts	—	74,500	—	74,500
Total Purchased Options	—	20,614,500	—	20,614,500
Total Investments	6,339,824	22,070,515	—	28,410,339
Total	$6,339,824	$22,070,515	$—	$28,410,339
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(10,648,500)	$—	$(10,648,500)
Puts	—	(71,812)	—	(71,812)
Total Written Options	—	(10,720,312)	—	(10,720,312)
Total	$—	$(10,720,312)	$—	$(10,720,312)
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the
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Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2025 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of January 31, 2025, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,358,887	$(1,358,887)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,461,628	$(6,461,628)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$18,111	$(18,111)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$18,147	$(18,147)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$101,076	$(101,076)	$—	$—	$—
Environmental Accountability Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$106,574	$(106,574)	$—	$—	$—
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Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$186,329	$(186,329)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$712,696	$(712,696)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$180,975	$(180,975)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$595,382	$(595,382)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$24,365,530	$(24,365,530)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$135,854	$(135,854)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$535,790	$(535,790)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$71,850	$(71,850)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of January 31, 2025. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
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Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Quantitative International Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Foreign Taxes:  Tax reclaims receivable, if any, are recorded based upon the Portfolio’s interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolio’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2025. During the period ended January 31, 2025, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of January 31, 2025, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $79,928,626 and $455,023, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $107,579,157 and $299,895 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales and neither has utilized it yet. During the period ended January 31, 2025, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Small Cap Equity Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market
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Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of January 31, 2025, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Growth Equity Portfolio	$6,779	$6,975	$—	0.00
Quantitative U.S. Small Cap Equity Portfolio	153,787	5,220	155,934	6.34
Quantitative International Equity Portfolio	919,353	983,493	—	3.42
Quantitative U.S. Long/Short Equity Portfolio	222,953	228,563	—	0.29
Quantitative U.S. Total Market Equity Portfolio	897,323	915,681	—	2.07
Small Cap Equity Portfolio	94,437,464	94,905,240	2,610,556	6.68
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of January 31, 2025.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into). As of January 31, 2025, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $31,874,096 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $7,059,477, and $11,710,246, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
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Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to January 31, 2025 through the date the schedules of portfolio investments were filed with the SEC, and has determined that there were no material events that would require additional disclosure.
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